Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
As of June 30, 2016 and December 31, 2015, the Sponsor, the Special Limited Partner and a subsidiary of the Service Provider owned, in the aggregate, 244,444 shares of the Company's outstanding Common Stock. The Advisor, the Service Provider, and their affiliates may incur costs and fees on behalf of the Company. As of June 30, 2016 and December 31, 2015, the Company had $16,000 and $0.1 million of receivable from related parties entities and $0.7 million and $0.4 million of payable to related parties, respectively.
The Company is the sole general partner of the OP and holds the majority of OP Units. As of June 30, 2016, the Advisor held a total of 1,461,753 OP Units, the Service Provider held a total of 347,903 OP Units and the Special Limited Partner, a limited partner, held 22 OP Units.
On June 2, 2015, the Advisor and the Service Provider exchanged 1,726,323 previously-issued Class B units for 1,726,323 OP Units pursuant to the OP Agreement. These OP Units are exchangeable for shares of Common Stock of the Company on a one-for-one basis, or the cash value of shares of Common Stock (at the option of the Company), 12 months from the Listing Date subject to the terms of the limited partnership agreement of the OP. The Advisor and the OP also entered into a Contribution and Exchange Agreement pursuant to which the Advisor contributed $0.8 million in cash to the OP in exchange for 83,333 OP Units. The OP made distributions to partners other than the Company of $0.3 million and $0.6 million during the three and six months ended June 30, 2016, respectively. No such distributions were paid during the three and six months ended June 30, 2015.
In addition, in connection with the OPP, the Company has paid $0.2 million and $0.7 million in distributions related to LTIP Units during the three and six months ended June 30, 2016, respectively, which are included in non-controlling interest in the consolidated of changes in equity. As of June 30, 2016, the Company had no unpaid distributions relating to LTIP distributions. As of December 31, 2015, the Company had $0.4 million of unpaid LTIP distributions. No such distributions were paid during the three and six months ended June 30, 2015.
A holder of OP Units, other than the Company, has the right to convert OP Units for a corresponding number of shares of the Company's Common Stock, or the cash value equivalent of those corresponding shares, at the Company's option, in accordance with the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
Realty Capital Securities, LLC (the "Former Dealer Manager") served as the dealer manager of the IPO, which was ongoing from October 2012 to June 2014 and, together with its affiliates, continued to provide the Company with various services through December 31, 2015. RCS Capital Corporation ("RCAP"), the parent company of the Former Dealer Manager and certain of its affiliates that provided services to the Company, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was also under common control with AR Global Investments, LLC (the successor business to AR Capital LLC, "AR Global"), parent of the Sponsor. In May 2016, RCAP and its affiliated debtors emerged from bankruptcy under the new name, Aretec Group, Inc.
Fees Paid in Connection With the Operations of the Company
Until June 2, 2015, the Advisor was paid an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. Solely with respect to investment activities in Europe, the Service Provider was paid 50% of the acquisition fees and the Advisor was paid the remaining 50%, as set forth in the service provider agreement. The Advisor was also reimbursed for insourced expenses incurred in the process of acquiring properties, which were limited to 0.5% of the contract purchase price and 0.5% of the amount advanced for a loan or other investment. Additionally, the Company paid third party acquisition expenses.
The Company's Advisor provides services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that was assumed, directly or indirectly, in connection with the acquisition of properties. Until June 2, 2015, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations. Solely with respect to the Company's investment activities in Europe, the Service Provider was paid 50% of the financing coordination fees and the Advisor received the remaining 50%.
Until the Listing, the Company compensated the Advisor for its asset management services in an amount equal to 0.75% per annum of the total of: the cost of the Company's assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excluding acquisition fees) plus costs and expenses incurred by the Advisor in providing asset management services, less the excess, if any, of dividends over FFO plus acquisition fees expenses and restricted share grant amortization. Until April 1, 2015, as compensation for this arrangement, the Company caused the OP to issue (subject to periodic approval by the board of directors) to the Advisor and Service Provider performance-based restricted partnership units of the OP designated as "Class B units," which were intended to be profits interests and would vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all dividends made equaled or exceeded the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following had occurred: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). The value of issued Class B units was determined and expensed when the Company deemed the achievement of the performance condition was probable, which occurred as of the Listing. As of June 2, 2015, in aggregate, the board of directors had approved the issuance of 1,726,323 Class B units to the Advisor and the Service Provider in connection with this arrangement. The Advisor and the Service Provider received distributions on unvested Class B units equal to the dividend rate received on the Company's Common Stock. Subsequent to the Listing, the Company recorded OP Unit distributions which are included in consolidated statement of changes in stockholders' equity. The Company has recorded distributions on issued Class B units in the amounts of $0.3 million and $0.4 million for the three and six months ended June 30, 2015, respectively. From April 1, 2015 to the Listing Date, the Advisor was paid for its asset management services in cash.
The performance condition related to these Class B units was satisfied upon completion of the Listing, and the Class B units vested at a cost of $14.5 million on June 2, 2015. Concurrently, the Class B units were converted to OP Units on a one-to-one basis. The vested value was calculated based, in part, on the closing price of Company's Common Stock on June 2, 2015 less an estimated discount for the one year lock-out period of transferability or liquidity of the OP Units.
On the Listing Date, the Company entered into the Fourth Amended and Restated Advisory Agreement (the “Advisory Agreement”) by and among the Company, the OP and the Advisor, which, among other things, eliminated the acquisition fee and finance coordination fee payable to the Advisor under the original Advisory Agreement, as amended, except for fees with respect to properties under contract, letter of intent or under negotiation as of the Listing Date. Under the terms of the Advisory Agreement, the Company pays the Advisor:

(i)	a base fee of $18.0 million per annum payable in cash monthly in advance (“Minimum Base Management Fee”);

(ii)
plus a variable fee, payable monthly in advance in cash, equal to 1.25% of the cumulative net proceeds realized by the Company from the issuance of any common equity, including any common equity issued in exchange for or conversion of preferred stock or exchangeable notes, as well as, from any other issuances of common, preferred, or other forms of equity of the Company, including units of any operating partnership (“Variable Base Management Fee”); and

(iii)
an incentive fee (“Incentive Compensation”), 50% payable in cash and 50% payable in shares of the Company’s Common Stock (which shares are subject to certain lock up restrictions), equal to: (a) 15% of the Company’s Core AFFO (as defined in the Advisory Agreement) per weighted average share outstanding for the applicable period (“Core AFFO Per Share”)(1) in excess of an incentive hurdle based on an annualized Core AFFO Per Share of $0.78, plus (b) 10% of the Core AFFO Per Share in excess of an incentive hurdle of an annualized Core AFFO Per Share of $1.02. The $0.78 and $1.02 incentive hurdles are subject to annual increases of 1% to 3%. The Base Management Fee and the Incentive Compensation are each subject to an annual adjustment.

The annual aggregate amount of the Minimum Base Management Fee and Variable Base Management Fee (collectively, the “Base Management Fee”) that may be paid under the Advisory Agreement are subject to varying caps based on assets under management (“AUM”)(2), as defined in the Advisory Agreement.
_______________________________

(1)
For purposes of the Advisory Agreement, Core AFFO per share means (i) Net income adjusted for the following items (to the extent they are included in Net income): (a) real estate related depreciation and amortization; (b) Net income from unconsolidated partnerships and joint ventures; (c) one-time costs that the Advisor deems to be non-recurring; (d) non-cash equity compensation (other than any Restricted Share Payments); (e) other non-cash income and expense items; (f) non-cash dividends related to the Class B units of the OP and certain non-cash interest expenses related to securities that are convertible to Common Stock; (g) gains (or losses) from the sale of Investments; (h) impairment losses on real estate; (i) acquisition and transaction related costs; (j) straight-line rent; (k) amortization of above and below market leases assets and liabilities; (l) amortization of deferred financing costs; (m) accretion of discounts and amortization of premiums on debt investments; (n) marked-to-market adjustments included in Net income; (o) unrealized gains or losses resulting from consolidation from, or deconsolidation to, equity accounting, and (p) consolidated and unconsolidated partnerships and joint ventures. (ii) divided by the weighted average outstanding shares of Common Stock on a fully diluted basis for such period.

(2)
For purposes of the Advisory Agreement, "AUM" means, for a specified period, an amount equal to (A) (i) the aggregate costs of the Company's investments (including acquisition fees and expenses) at the beginning of such period (before reserves for depreciation of bad debts, or similar non-cash reserves) plus (ii) the aggregate cost of he Company's investment at the end of such period (before reserves from depreciation or bad debts, or similar non-cash reserves) divided by (B) two (2).

In addition, the per annum aggregate amount of the Base Management Fee and the Incentive Compensation to be paid under the Advisory Agreement is capped at (a) 1.25% of the AUM for the previous year if AUM is less than or equal to $5.0 billion; (b) 0.95% if the AUM is equal to or exceeds $15.0 billion; or (c) a percentage equal to: (A) 1.25% less (B) (i) a fraction, (x) the numerator of which is the AUM for such specified period less $5.0 billion and (y) the denominator of which is $10.0 billion multiplied by (ii) 0.30% if AUM is greater than $5.0 billion but less than $15.0 billion. The Variable Base Management Fee is also subject to reduction if there is a sale or sales of one or more Investments in a single or series of related transactions exceeding $200.0 million and, the special dividend(s) related thereto.
The Property Manager provides property management and leasing services for properties owned by the Company, for which the Company pays fees equal to: (i) with respect to stand-alone, single-tenant net leased properties which are not part of a shopping center, 2.0% of gross revenues from the properties managed and (ii) with respect to all other types of properties, 4.0% of gross revenues from the properties managed.
For services related to overseeing property management and leasing services provided by any person or entity that is not an affiliate of the Property Manager, the Company pays the Property Manager an oversight fee equal to 1.0% of gross revenues of the property managed.
Solely with respect to the Company's investments in properties located in Europe, the Service Provider receives a portion of the fees payable to the Advisor equal to: (i) with respect to single-tenant net leased properties which are not part of a shopping center, 1.75% of the gross revenues from such properties and (ii) with respect to all other types of properties, 3.5% of the gross revenues from such properties. The Property Manager is paid 0.25% of the gross revenues from European single-tenant net leased properties which are not part of a shopping center and 0.5% of the gross revenues from all other types of properties, reflecting a split of the oversight fee with the Service Provider.
The following table reflects related party fees incurred, forgiven and contractually due as of and for the periods presented:

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015		Payable as of
(In thousands)	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	June 30, 2016		December 31, 2015
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$—	$—	$128	$—	$—	$—	$708	$—	$—		$—
Financing coordination fees (2)	—	—	498	—	—	—	498	—	—		466
Ongoing fees:
Asset management fees (3)	4,500	—	4,501	—	9,000	—	4,501	—	217	(5)	217
Property management and leasing fees (4)	1,022	563	1,009	612	1,935	1,159	2,013	1,205	186		91
Total related party operational fees and reimbursements	$5,522	$563	$6,136	$612	$10,935	$1,159	$7,720	$1,205	$403	(6)	$774
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(1)	These related party fees are recorded within acquisition and transaction related costs on the consolidated statement of operations and comprehensive income (loss).

(2)	These related party fees are recorded as deferred financing costs and amortized over the term of the respective financing arrangement.

(3)
From January 1, 2013 to April 1, 2015, the Company caused the OP to issue to the Advisor (subject to periodic approval by the board of directors) restricted performance based Class B units for asset management services, which would vest if certain conditions occur. At the Listing Date, all Class B units held by the Advisor converted to OP Units. From April 1, 2015 until the Listing Date, the Company paid the Advisor asset management fees in cash (as elected by the Advisor). From the Listing Date, the Advisor received asset management fees in cash in accordance with the Advisory Agreement. No Incentive Compensation was incurred for the three and six months ended June 30, 2016.

(4)	The Advisor waived 100% of fees from U.S. assets and its allocated portion of fees from European assets.

(5)	Balance included within due to related parties on the consolidated balance sheets as of June 30, 2016.

(6)
In addition, as of June 30, 2016 due to related parties includes $0.3 million, of which $0.1 million of costs accrued for transfer agent and personnel services received from the Company's related parties including ANST and $0.1 million to Advisor and RCS which are recorded within general and administrative expenses on the consolidated statements of operations for the six months ended June 30, 2016 and are not reflected in the table above.

The Company reimburses the Advisor's costs of providing administrative services, subject to the limitation that the Company will not reimburse the Advisor for any amount by which the Company's operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (a) 2.0% of average invested assets and (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period. Additionally, the Company reimburses the Advisor for personnel costs in connection with other services, in addition to paying an asset management fee; however, the Company does not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions. No reimbursement was incurred from the Advisor for providing services during the three and six months ended June 30, 2016 and 2015.
In order to improve operating cash flows and the ability to pay dividends from operating cash flows, the Advisor may waive certain fees including asset management and property management fees. Because the Advisor may waive certain fees, cash flow from operations that would have been paid to the Advisor may be available to pay dividends to stockholders. The fees that may be forgiven are not deferrals and accordingly, will not be paid to the Advisor. In certain instances, to improve the Company's working capital, the Advisor may elect to absorb a portion of the Company's general and administrative costs or property operating expenses. These absorbed costs are presented net in the accompanying consolidated statements of operations. During the three and six months ended June 30, 2016 and 2015, the Advisor absorbed some of the property management fees. During the three and six months ended June 30, 2016 and 2015, there were no property operating and general administrative expenses absorbed by the Advisor.
The predecessor to the parent of the Sponsor was party to a services agreement with RCS Advisory Services, LLC, a subsidiary of the parent company of the Former Dealer Manager ("RCS Advisory"), pursuant to which RCS Advisory and its affiliates provided the Company and certain other companies sponsored by the Sponsor with services (including, without limitation, transaction management, compliance, due diligence, event coordination and marketing services, among others) on a time and expenses incurred basis or at a flat rate based on services performed. The predecessor to the parent of the Sponsor instructed RCS Advisory to stop providing such services in November 2015 and no services have since been provided by RCS Advisory.
The Company was also party to a transfer agency agreement with American National Stock Transfer, LLC, a subsidiary of the parent company of the Former Dealer Manager ("ANST"), pursuant to which ANST provided the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services), and supervisory services overseeing the transfer agency services performed by DST Systems, Inc., a third-party transfer agent ("DST"). The Sponsor received written notice from ANST on February 10, 2016 that it would wind down operations by the end of the month and would withdraw as the transfer agent effective February 29, 2016. On February 26, 2016, the Company entered into a definitive agreement with DST to provide the Company directly with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services). On April 22, 2016, the Company terminated its agreement with DST and entered into a definitive agreement American Stock Transfer and Trust Company, LLC ("AST") appointing AST as the Company's side transfer agent and registrar.
During the three and six months ended June 30, 2016, the Company has incurred approximately $0.1 million and $0.1 million of recurring transfer agent services fees to ANST which were included in general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).
Fees Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets
In connection with the Listing and the Advisory Agreement, the Company terminated the subordinated termination fee that would be due to the Advisor in the event of termination of the advisory agreement.

Related Party Transactions
As of December 31, 2015 and 2014, the Sponsor, the Special Limited Partner and a subsidiary of the Service Provider owned, in the aggregate, 244,444 shares of the Company's outstanding Common Stock. The Advisor, the Service Provider, and their affiliates may incur costs and fees on behalf of the Company. As of December 31, 2015 and 2014, the Company had $0.1 million and $0.5 million of receivable from affiliated entities $0.4 million and $0.4 million of payable to their affiliates, respectively.
The Company is the sole general partner of the OP and holds the majority of OP Units. The Special Limited Partner, a limited partner, held 22 OP Units as of December 31, 2015, which represented a nominal percentage of the aggregate OP ownership.
On June 2, 2015, the Advisor and the Service Provider exchanged 1,726,323 previously-issued Class B units for 1,726,323 OP Units pursuant to the OP Agreement. These OP Units are exchangeable for shares of Common Stock of the Company on a one-for-one basis, or the cash value of shares of Common Stock (at the option of the Company), 12 months from the Listing Date subject to the terms of the limited partnership agreement of the OP. The Advisor and the OP also entered into a Contribution and Exchange Agreement pursuant to which the Advisor contributed $0.8 million in cash to the OP in exchange for 83,333 OP Units. As of December 31, 2015, the Advisor held a total of 1,461,753 OP Units, the Service Provider held a total of 347,903 OP Units, and the Special Limited Partner held 22 OP Units. The Company paid $0.6 million million of OP Unit distributions during the year ended December 31, 2015. There were no OP Unit distributions during the year ended December 31, 2014.
A holder of OP Units, other than the Company, has the right to convert OP Units for a corresponding number of shares of the Company's Common Stock or the cash value equivalent of those corresponding shares, at the Company's option, in accordance with the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
On September 30, 2015, the Company fully redeemed its investment of $0.5 million in a real estate income fund managed by an affiliate of the Sponsor (see Note 6 — Fair Value of Financial Instruments).
Fees Paid in Connection with the IPO
The Former Dealer Manager was paid fees and compensation in connection with the sale of the Company's Common Stock in the IPO which was completed on June 30, 2014. Specifically, the Former Dealer Manager was paid selling commissions of up to 7.0% of the per share purchase price of offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Former Dealer Manager was paid 3.0% of the per share purchase price from the sale of the Company's shares, a portion of which was reallowed to participating broker-dealers.
The following table details total selling commissions and dealer manager fees incurred from and payable to the Former Dealer Manager related to the sale of Common Stock as of and for the periods presented:

	Year Ended December 31,		Payable as of December 31,
(In thousands)	2015	2014	2015	2014
Total commissions and fees to Former Dealer Manager	$(8)	$148,372	$—	$13

The Advisor and its affiliates were paid compensation and received reimbursement for services relating to the IPO, including transfer agent services provided by an affiliate of the Former Dealer Manager. All offering costs incurred by the Company or the Advisor and its affiliated entities on behalf of the Company have been charged to additional paid-in capital on the accompanying consolidated balance sheets. The following table details fees and offering cost reimbursements incurred and payable to the Advisor and the Former Dealer Manager related to the sale of Common Stock as of and for the periods presented:

	Year Ended December 31,		Payable as of December 31,
(In thousands)	2015	2014	2015	2014
Fees and expense reimbursements to the Advisor and Former Dealer Manager	$—	$16,920	$—	$61

The Company was responsible for paying offering and related costs from the IPO, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from its ongoing offering of Common Stock, measured at the end of the offering. Offering costs in excess of the 1.5% cap as of the end of the offering were the Advisor's responsibility. During 2015, the Advisor reimbursed the Company $0.5 million of offering costs. Offering and related costs, excluding commissions and dealer manager fees, did not exceed 1.5% of gross proceeds received from the IPO.
After the escrow break, the Advisor elected to cap cumulative offering costs incurred by the Company, net of unpaid amounts, to 11.5% of gross common stock proceeds during the offering period. As of December 31, 2015, cumulative offering costs were $188.1 million. Cumulative offering costs of the IPO net of unpaid amounts did not exceed 11.5%.
Fees Paid in Connection With the Operations of the Company
Until June 2, 2015, the Advisor was paid an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. Solely with respect to investment activities in Europe, the Service Provider was paid 50% of the acquisition fees and the Advisor was paid the remaining 50%, as set forth in the service provider agreement. The Advisor was also reimbursed for insourced expenses incurred in the process of acquiring properties, which were limited to 0.5% of the contract purchase price and 0.5% of the amount advanced for a loan or other investment. Additionally, the Company will pay third party acquisition expenses.
The Company's Advisor provides services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties. Until June 2, 2015, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations. Solely with respect to the Company's investment activities in Europe, the Service Provider was paid 50% of the financing coordination fees and the Advisor received the remaining 50%.
Until the Listing, the Company compensated the Advisor for its asset management services in an amount equal to 0.75% per annum of the total of: the cost of the Company's assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excluding acquisition fees) plus costs and expenses incurred by the Advisor in providing asset management services, less the excess, if any, of dividends over FFO plus acquisition fees expenses and restricted share grant amortization. Until April 1, 2015, as compensation for this arrangement, the Company caused the OP to issue (subject to periodic approval by the board of directors) to the Advisor and Service Provider performance-based restricted partnership units of the OP designated as "Class B units," which were intended to be profits interests and would vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all distributions made equaled or exceeded the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following had occurred: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). The value of issued Class B units was determined and expensed when the Company deemed the achievement of the performance condition was probable, which occurred as of the Listing. As of June 2, 2015, in aggregate the board of directors had approved the issuance of 1,726,323 Class B units to the Advisor and the Service Provider in connection with this arrangement. The Advisor and the Service Provider received distributions on unvested Class B units equal to the dividend rate received on the Company's Common Stock. Such distributions on issued Class B units in the amount of $0.3 million and $0.2 million were included in general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2015 and 2014, respectively. Subsequent to the Listing, the Company recorded OP Unit distributions which are included in consolidated statements of changes in equity. From April 1, 2015 to the Listing Date, the Advisor was paid for its asset management services in cash.
The performance condition related to these Class B units was satisfied upon completion of the Listing, and the Class B units vested at a cost of $14.5 million on June 2, 2015. Concurrently, the Class B units were converted to OP Units on a one-to-one basis. The vested value was calculated based, in part, on the closing price of Company's Common Stock on June 2, 2015 less an estimated discount for the one year lock-out period of transferability or liquidity of the OP Units.
On the Listing Date, the Company entered into the Fourth Amended and Restated Advisory Agreement (the “Advisory Agreement”) by and among the Company, the OP and the Advisor, which, among other things, eliminated the acquisition fee and finance coordination fee payable to the Advisor under the original Advisory Agreement, as amended, except for fees with respect to properties under contract, letter of intent or under negotiation as of the Listing Date. Under the terms of the Advisory Agreement, the Company pays the Advisor:

(i)	a base fee of $18.0 million per annum payable in cash monthly in advance (“Minimum Base Management Fee”);

(ii)
plus a variable fee, payable monthly in advance in cash, equal to 1.25% of the cumulative net proceeds realized by the Company from the issuance of any common equity, including any common equity issued in exchange for or conversion of preferred stock or exchangeable notes, as well as, from any other issuances of common, preferred, or other forms of equity of the Company, including units of any operating partnership (“Variable Base Management Fee”); and

(iii)
an incentive fee (“Incentive Compensation”), 50% payable in cash and 50% payable in shares of the Company’s Common Stock (which shares are subject to certain lock up restrictions), equal to: (a) 15% of the Company’s Core AFFO (as defined in the Advisory Agreement) per weighted average share outstanding for the applicable period (“Core AFFO Per Share”)(1) in excess of an incentive hurdle based on an annualized Core AFFO Per Share of $0.78, plus (b) 10% of the Core AFFO Per Share in excess of an incentive hurdle of an annualized Core AFFO Per Share of $1.02. The $0.78 and $1.02 incentive hurdles are subject to annual increases of 1% to 3%. The Base Management Fee and the Incentive Compensation are each subject to an annual adjustment.

The annual aggregate amount of the Minimum Base Management Fee and Variable Base Management Fee (collectively, the “Base Management Fee”) that may be paid under the Advisory Agreement will also be subject to varying caps based on assets under management (“AUM”)(2), as defined in the Advisory Agreement.
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(1)
For purposes of the Advisory Agreement, Core AFFO per share means (i) Net income adjusted for the following items (to the extent they are included in Net income): (a) real estate related depreciation and amortization; (b) Net income from unconsolidated partnerships and joint ventures; (c) one-time costs that the Advisor deems to be non-recurring; (d) non-cash equity compensation (other than any Restricted Share Payments); (e) other non-cash income and expense items; (f) non-cash dividends related to the Class B Units of the OP and certain non-cash interest expenses related to securities that are convertible to Common Stock; (g) gains (or losses) from the sale of Investments; (h) impairment losses on real estate; (i) acquisition and transaction related costs; (j) straight-line rent; (k) amortization of above and below market leases and liabilities; (l) amortization of deferred financing costs; (m) accretion of discounts and amortization of premiums on debt investments; (n) mark-to-market adjustments included in Net income; (o) unrealized gains or losses resulting from consolidation from, or deconsolidation to, equity accounting, and (p) consolidated and unconsolidated partnerships and joint ventures. (ii) divided by the weighted average outstanding shares of Common Stock on a fully diluted basis for such period.

(2)
For purposes of the Advisory Agreement, "AUM" means, for a specified period, an amount equal to (A) (i) the aggregate costs of the Company's investments (including acquisition fees and expenses) at the beginning of such period (before reserves for depreciation of bad debts, or similar non-cash reserves) plus (ii) the aggregate cost of the Company's investment at the end of such period (before reserves from depreciation or bad debts, or similar non-cash reserves) divided by (B) two (2).

In addition, the per annum aggregate amount of the Base Management Fee and the Incentive Compensation to be paid under the Advisory Agreement is capped at (a) 1.25% of the AUM for the previous year if AUM is less than or equal to $5.0 billion; (b) 0.95% if the AUM is equal to or exceeds $15.0 billion; or (c) a percentage equal to: (A) 1.25% less (B) (i) a fraction, (x) the numerator of which is the AUM for such specified period less $5.0 billion and (y) the denominator of which is $10.0 billion multiplied by (ii) 0.30% if AUM is greater than $5.0 billion but less than $15.0 billion. The Variable Base Management Fee is also subject to reduction if there is a sale or sales of one or more Investments in a single or series of related transactions exceeding $200.0 million and, the special dividend(s) related thereto.
In connection with providing strategic advisory services related to certain portfolio acquisitions, the Company has entered into arrangements in which the investment banking division of the Former Dealer Manager is paid a transaction fee of 0.25% of the Transaction Value for such portfolio acquisition transactions. Pursuant to such arrangements to date, the Transaction Value has been defined as: (i) the value of the consideration paid or to be paid for all the equity securities or assets in connection with the sale transaction or acquisition transaction (including consideration payable with respect to convertible or exchangeable securities and option, warrants or other exercisable securities and including dividends or dividends and equity security repurchases made in anticipation of or in connection with the sale transaction or acquisition transaction), or the implied value for all the equity securities or assets of the Company or acquisition target, as applicable, if a partial sale or purchase is undertaken, plus (ii) the aggregate value of any debt, capital lease and preferred equity security obligations (whether consolidated, off-balance sheet or otherwise) of the Company or acquisition target, as applicable, outstanding at the closing of the sale transaction or acquisition transaction), plus (iii) the amount of any fees, expenses and promote paid by the buyer(s) on behalf of the Company or the acquisition target, as applicable. Should the Former Dealer Manager provide strategic advisory services related to additional portfolio acquisition transactions, the Company will enter into new arrangements with the Former Dealer Manager on such terms as may be agreed upon between the two parties.
Property Manager provides property management and leasing services for properties owned by the Company, for which the Company pays fees equal to: (i) with respect to stand-alone, single-tenant net leased properties which are not part of a shopping center, 2.0% of gross revenues from the properties managed and (ii) with respect to all other types of properties, 4.0% of gross revenues from the properties managed.
For services related to overseeing property management and leasing services provided by any person or entity that is not an affiliate of the Property Manager, the Company pays the Property Manager an oversight fee equal to 1.0% of gross revenues of the property managed.
Solely with respect to the Company's investments in properties located in Europe, the Service Provider receives a portion of the fees payable to the Advisor equal to: (i) with respect to single-tenant net leased properties which are not part of a shopping center, 1.75% of the gross revenues from such properties and (ii) with respect to all other types of properties, 3.5% of the gross revenues from such properties. The Property Manager is paid 0.25% of the gross revenues from European single-tenant net leased properties which are not part of a shopping center and 0.5% of the gross revenues from all other types of properties, reflecting a split of the oversight fee with the Service Provider.
The following table reflects related party fees incurred, forgiven and contractually due as of and for the periods presented:

	Year Ended December 31,
	2015		2014		2013		Payable as of December 31,
(In thousands)	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	2015		2014	2013
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$735	$—	$32,915	$—	$2,447	$—	$—		$2	$—
Transaction fee	—	—	—	—	165	—	—		—	—
Financing coordination fees (2)	1,159	—	6,546	—	926	—	466	(6)	—	—
Ongoing fees:
Asset management fees (3)	13,501	—	—	—	—	—	217	(5)	—	—
Property management and leasing fees (4)	3,982	2,507	1,316	690	50	25	91	(6)	52	1
Strategic advisory fees	—	—	561	—	359	—	—		—	—
Class B OP Unit Distributions	339	—	178	—	4	—	—		—	—
LTIP Distributions	375	—	—	—	—	—	375	(7)	—	—
Vesting of Class B units (3)	14,480	—	—	—	—	—	—		—	—
Total related party operational fees and reimbursements	$34,571	$2,507	$41,516	$690	$3,951	$25	$1,149		$54	$1
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(1)	These affiliated fees are recorded within acquisition and transaction related costs on the consolidated statements of operations.

(2)	These affiliated costs are recorded as deferred financing costs and amortized over the term of the respective financing arrangement.

(3)
From January 1, 2013 to April 1, 2015, the Company caused the OP to issue to the Advisor (subject to periodic approval by the board of directors) restricted performance based Class B units for asset management services, which would vest if certain conditions occur. At the Listing Date, all Class B units held by the Advisor converted to OP Units. From April 1, 2015 until the Listing Date, the Company paid the Advisor asset management fees in cash (as elected by the Advisor). From the Listing Date, the Advisor received asset management fees in cash in accordance with the Amended and Restated Advisory Agreement. No Incentive Compensation was incurred for the year ended December 31, 2015.

(4)	The Advisor waived 100% of fees from U.S. assets and its allocated portion of 50% of fees from European assets.

(5)
Balance included within due to affiliates on the consolidated balance sheets as of December 31, 2015. In addition, due to affiliates includes $0.8 million of costs accrued for transfer asset and personnel services received from the Company's affiliated parties including ANST, Advisor and RCS which are recorded within general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2015 and are not reflected in the table above.

(6)	Balance included within accounts payable and accrued expenses on the consolidated balance sheets as of December 31, 2015.

(7)	Balance included within dividends payable on the consolidated balance sheets as of December 31, 2015.
The Company reimburses the Advisor's costs of providing administrative services, subject to the limitation that the Company will not reimburse the Advisor for any amount by which the Company's operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (a) 2.0% of average invested assets and (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period. Additionally, the Company reimburses the Advisor for personnel costs in connection with other services, in addition to paying an asset management fee; however, the Company does not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions. No reimbursement was incurred from the Advisor for providing services during the years ended December 31, 2015, 2014 and 2013.
In order to improve operating cash flows and the ability to pay dividends from operating cash flows, the Advisor may waive certain fees including asset management and property management fees. Because the Advisor may waive certain fees, cash flow from operations that would have been paid to the Advisor may be available to pay dividends to stockholders. The fees that may be forgiven are not deferrals and accordingly, will not be paid to the Advisor. In certain instances, to improve the Company's working capital, the Advisor may elect to absorb a portion of the Company's general and administrative costs or property operating expenses. These absorbed costs are presented net in the accompanying consolidated statements of operations. During the year ended December 31, 2015, the Advisor absorbed some of the property management and professional fees. During the year ended December 31, 2014, there were no property operating and general administrative expenses absorbed by our Advisor.
The predecessor to AR Global is a party to a services agreement with RCS Advisory Services, LLC, a subsidiary of the parent company of the Former Dealer Manager (“RCS Advisory”), pursuant to which RCS Advisory and its affiliates provided the Company and certain other companies sponsored by AR Global with services (including, without limitation, transaction management, compliance, due diligence, event coordination and marketing services, among others) on a time and expenses incurred basis or at a flat rate based on services performed. The predecessor to AR Global instructed RCS Advisory to stop providing such services in November 2015 and no services have since been provided by RCS Advisory.
The Company is also party to a transfer agency agreement with American National Stock Transfer, LLC, a subsidiary of the parent company of the Former Dealer Manager (“ANST”), pursuant to which ANST provided the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services), and supervisory services overseeing the transfer agency services performed by a third-party transfer agent. AR Global received written notice from ANST on February 10, 2016 that it would wind down operations by the end of the month and would withdraw as the transfer agent effective February 29, 2016. The Company’s current provider of sub-transfer agency services will provide the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services) until the Company enters into a definitive transfer agency agreement with a transfer agent.
During the year ended December 31, 2015, the Company has incurred approximately $0.8 million of recurring transfer agent services fees to ANST which were included in general and administrative expenses in the consolidated statements of operations.
The following table details property operating and general and administrative expenses absorbed by the Advisor during the three years ended December 31, 2015, 2014, and 2013:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Property operating expenses absorbed	$—	$178	$4
General and administrative expenses absorbed	—	—	1,292
Total expenses absorbed (1)	$—	$178	$1,296
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(1)	The Company had had $0.5 million and $0.1 million receivables from the Advisor related to absorbed costs as of December 31, 2014 and 2013, respectively,.
Fees Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets
On December 31, 2014, the Company entered into an agreement with RCS Capital, the investment banking and capital markets division of the Former Dealer Manager, for strategic and financial advice and assistance in connection with (i) a possible sale transaction involving the Company (ii) the possible listing of the Company’s securities on a national securities exchange, and (iii) a possible acquisition transaction involving the Company. The Company also retained Barclays Capital Inc. as a strategic advisor. Both RCS Capital and Barclays Capital Inc., were each entitled to receive a transaction fee equal to 0.23% of the transaction value in connection with a possible sale transaction, listing or acquisition, if any. In connection with Listing, the Company incurred approximately $18.7 million of listing related fees during the year ended December 31, 2015 of which $6.0 million was paid to RCS Capital and $6.1 million to Barclays Capital Inc., including out of pocket expense in connection with these agreements. The Company did not incur any additional listing fees during the year ended December 31, 2014. In addition, the Company incurred and paid to RCS Capital $2.5 million for personnel and support services in connection with the Listing. The Company also incurred $0.6 million of transfer agent fees to ANST in relation to the Listing. In connection with the Listing and the Advisory Agreement, the Company terminated the subordinated termination fee that would be due to the Advisor in the event of termination of the advisory agreement. All costs noted above were included in listing fees in the consolidated statements of operations under listing fees for the year ended December 31, 2015.